Segmented Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Company's Statements of Operations and Balance Sheets by Reportable Segments

The following tables summarize select information on the Company’s consolidated statements of operations by reportable segments:

	Year Ended December 31, 2013
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$770,657	$402,652	$182,836	$—	$1,356,145
Direct cost of sales	(514,696)	(309,033)	(157,481)	—	(981,210)

	255,961	93,619	25,355	—	374,935
Equity in earnings	(571)	9,277	114	—	8,820
Expenses	(67,468)	(27,750)	(28,110)	(88,589)	(211,917)

Income/(loss) before income taxes	$187,922	$75,146	$(2,641)	$(88,589)	$171,838

	Year Ended December 31, 2012
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$746,360	$454,292	$139,718	$—	$1,340,370
Direct cost of sales	(491,843)	(430,258)	(125,552)	—	(1,047,653)

	254,517	24,034	14,166	—	292,717
Equity in earnings	(353)	11,237	(1,002)	—	9,882
Expenses	(48,346)	(33,571)	(22,749)	(69,303)	(173,969)

Income/(loss) before income taxes	$205,818	$1,700	$(9,585)	$(69,303)	$128,630

The following tables summarize select information on the Company’s consolidated balance sheets by reportable segments:

	As at December 31, 2013
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Land held for development	$699,811	$385,860	$439,648	$—	$1,525,319
Land under development	222,139	279,179	121,350	—	622,668
Housing inventory	82,561	78,593	52,195	—	213,349
Model homes	14,266	18,079	5,561	—	37,906

Total land and housing inventory	1,018,777	761,711	618,754	—	2,399,242
Investments in unconsolidated entities	45,242	92,380	68,576	—	206,198
Commercial assets held for sale	32,582	15,151	—	—	47,733
Other assets (1)	193,649	40,652	93,137	363,150	690,588

Total assets	$1,290,250	$909,894	$780,467	$363,150	$3,343,761

	As at December 31, 2012
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Land held for development	$636,187	$360,042	$432,464	$—	$1,428,693
Land under development	221,057	312,754	96,338	—	630,149
Housing inventory	79,424	48,035	32,851	—	160,310
Model homes	15,352	13,014	2,738	—	31,104

Total land and housing inventory	952,020	733,845	564,391	—	2,250,256
Investments in unconsolidated entities	30,587	84,274	40,491	—	155,352
Other assets (1)	197,725	56,842	95,257	70,757	420,581

Total assets	$1,180,332	$874,961	$700,139	$70,757	$2,826,189

(1)	Other assets presented in above tables within the operating segments note includes receivables and others assets, commercial properties, cash, restricted cash and deferred income tax assets.